Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

Note 14 - Segment Information

During 2011, management reorganized internal reporting whereby the operating results used to assess performance were aggregated into four operating regions or segments to align the markets by which management and their operating teams conduct and monitor business. We manage our operations based on four operating segments and have aggregated our operations into three reportable segments (East, Central and West, which are based on the geographical locations of our properties). Management considers rental revenues and property net operating income aggregated by segment to be the appropriate way to analyze performance. Certain reclassifications have been made to these results to conform to the current presentation, related to discontinued operations and our reorganization resulting in three reportable segments. The current presentation also includes reclassifications for development, redevelopment and properties in pre-development, including land held to be included in segment assets. The following segment disclosures exclude the results from discontinued operations (see Note 15 - Discontinued Operations and Assets Held for Sale for additional information).

The following table reflects our total assets, net of accumulated depreciation and amortization, by segment, as of December 31, 2011 and 2010 (in thousands).

	December 31, 2011	December 31, 2010
Segments:
East	$ 936,305	$ 955,276
Central	1,021,956	1,031,186
West	669,591	568,147

Total segment assets(1)	2,627,852	2,554,609

Non-segment assets:
Non-segment cash and cash equivalents	11,624	14,071
Other non-segment assets (2)	153,822	151,209

Total Assets	$ 2,793,298	$ 2,719,889

(1)

Other non-segment assets primarily consists of corporate assets including investments in and advances to unconsolidated joint ventures, notes receivable, deferred loan costs, straight-line rent and other receivables and other assets.

The following table sets forth the rental revenues of our segments in continuing operations and a reconciliation of our segment rental revenues to our reported consolidated total revenues for the years ended December 31, 2011, 2010 and 2009 (in thousands).

	2011	2010	2009
East	$ 85,923	$ 76,476	$ 74,703
Central	98,942	96,628	99,264
West	55,240	43,523	45,893

Rental revenues	240,105	216,627	219,860
Institutional capital management and other fees	4,291	4,133	2,701

Total revenues	$ 244,396	$ 220,760	$ 222,561

The following table sets forth property net operating income of our segments in continuing operations and a reconciliation of our property NOI to our reported "Loss from continuing operations" for the years ended December 31, 2011, 2010 and 2009 (in thousands).

	2011	2010	2009
East	$ 62,987	$ 55,102	$ 53,697
Central	68,479	66,765	70,288
West	41,297	30,449	34,184

Property NOI (2)	172,763	152,316	158,169
Institutional capital management and other fees	4,291	4,133	2,701
Real estate related depreciation and amortization	(117,611)	(104,475)	(99,583)
Impairment losses	—	(4,100)	—
Casualty gains	33	—	—
General and administrative	(25,925)	(25,262)	(29,224)
Equity in income (loss) of unconsolidated joint ventures, net	(2,556)	(2,986)	2,698
Impairment losses on investments in unconsolidated joint ventures	(1,953)	(216)	(300)
Loss on business combinations	—	(395)	(10,325)
Interest expense	(63,785)	(56,474)	(52,260)
Interest and other income (expense)	(310)	356	1,916
Income tax expense and other taxes	(144)	(918)	(1,617)

Loss from continuing operations	$ (35,197)	$ (38,021)	$ (27,825)

(2) Property net operating income ("property NOI") is defined as rental revenues, including reimbursements, less rental expenses and real estate taxes, which excludes depreciation, amortization, impairment, general and administrative expenses and interest expense. We consider property NOI to be an appropriate supplemental performance measure because property NOI reflects the operating performance of our properties and excludes certain items that are not considered to be controllable in connection with the management of the property such as depreciation, amortization, impairment, general and administrative expenses, and interest expense. However, property NOI should not be viewed as an alternative measure of our financial performance since it excludes expenses which could materially impact our results of operations. Further, our property NOI may not be comparable to that of other real estate companies, as they may use different methodologies for calculating property NOI. Therefore, we believe net income (loss) attributable to common stockholders, as defined by GAAP, to be the most appropriate measure to evaluate our overall financial performance.

Included in the Central operating segment rental revenues for the years ended December 31, 2011, 2010 and 2009 was approximately $7.0 million, $5.4 million and $5.0 million, respectively, attributable to the Mexico operations. Included in the Central operating segment net assets as of December 31, 2011 and 2010 was approximately $77.0 million and $76.5 million, respectively, attributable to the Mexico operations.